POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 2, 2013 TO THE PROSPECTUS
DATED MARCH 1, 2013 OF:

PowerShares KBW Bank Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares DWA SmallCap Technical LeadersTM Portfolio

Effective immediately, the Prospectus is revised as follows:

•  On pages 62, 68, 73, and 78, the table within the section titled "Summary Information—Management of the Fund—Portfolio Managers" for PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio, respectively, is deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since inception
Joshua Betts	Vice President and Portfolio Manager of the Adviser	Since inception
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	October 2013

•  On page 103, the second sentence of the second paragraph in the section titled "Management of the Funds—Portfolio Managers" is deleted and replaced as follows:

In managing PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio, Mr. Hubbard receives management assistance from Joshua Betts and Jonathan Nixon.

•  On page 104, the sixth paragraph in the section titled "Management of the Funds—Portfolio Managers" is deleted and replaced with the following:

Jonathan Nixon is a Vice President and Portfolio Manager of the Adviser, and has been managing the European-listed ETFs under the management of the Adviser from 2011 to the present. Mr. Nixon has been one of the Portfolio Managers primarily responsible for the day-to-day management of each of PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio since October 2013. Prior to joining the Adviser, Mr. Nixon was a Tax Manager for General Electric from 2008 to 2010. He received a Bachelor of Arts from SUNY Buffalo.

Please Retain This Supplement For Future Reference.

P-PS-PRO-12 SUP-3 100213

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 2, 2013 TO THE PROSPECTUS
DATED MARCH 1, 2013 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares S&P International Developed High Quality Portfolio

Effective immediately, the Prospectus is revised as follows:

•  On each of pages 26, 31, 37 and 44, the table within the section titled "Summary Information—Management of the Fund—Portfolio Managers" of each of PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and PowerShares FTSE RAFI Emerging Markets Portfolio, respectively, is deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since inception
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008

•  On each of pages 8, 14, 20, 50, 57, 65, 71, 79 and 84, the table within the section titled "Summary Information—Management of the Fund—Portfolio Managers" of each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares MENA Frontier Countries Portfolio and

PowerShares S&P International Developed High Quality Portfolio, respectively, is deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since inception
Joshua Betts	Vice President and Portfolio Manager of the Adviser	November 2008
Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	October 2013

•  On page 110, the third sentence of the first paragraph in the section titled "Management of the Funds—Portfolio Managers" is deleted and replaced with the following:

Mr. Hubbard receives management assistance from Joshua Betts for each Fund and from Jonathan Nixon for each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares MENA Frontier Countries Portfolio and PowerShares S&P International Developed High Quality Portfolio.

•  On page 111, the fourth paragraph in the section titled "Management of the Funds—Portfolio Managers" is deleted and replaced with the following:

Jonathan Nixon is a Vice President and Portfolio Manager of the Adviser, and has been managing the European-listed ETFs under the management of the Adviser from 2011 to the present. Mr. Nixon has been one of the Portfolio Managers primarily responsible for the day-to-day management of each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares MENA Frontier Countries Portfolio and PowerShares S&P International Developed High Quality Portfolio since October 2013. Prior to joining the Adviser, Mr. Nixon was a Tax Manager for General Electric from 2008 to 2010. He received a Bachelor of Arts from SUNY Buffalo.

Please Retain This Supplement For Future Reference.

P-PS-PRO-8 SUP-3 100213

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 2, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED
MARCH 1, 2013

Effective immediately, the Statement of Additional Information is revised as follows:

•  On page 87, the third paragraph in the section titled "Management—Portfolio Managers" is deleted and replaced with the following:

Mr. Hubbard receives management assistance from Jonathan Nixon with regard to PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed High Quality Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

•  On page 89, the twelfth paragraph in the section titled "Management—Portfolio Managers" is deleted and replaced with the following:

As of August 31, 2013, Mr. Nixon managed no registered investment companies, 19 other pooled investment vehicles with a total of approximately $1.4 billion in assets and no other accounts.

•  On page 91, the seventh paragraph in the section titled "Management—Description of Compensation Structure—Sub-Adviser" is deleted and replaced with the following:

As of October 31, 2012, Messrs. Jeanette, Jones and Samulowitz did not own any securities of the Funds. As of August 31, 2013, Mr. Nixon did not own any securities of the Funds.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-8 100213